Long Term Debt, Text Details (Details)	6 Months Ended
Jun. 30, 2020 USD ($)
Debt Instrument [Line Items]
Fair value of debt outstanding	$ 634,442,000
Borrowing capacity outstanding	$ 1,000,000
All Debt Instruments | Maxeikosiena and Youngtwo
Debt Instrument [Line Items]
Frequency of periodic payment	45 days